Variable Interest Entities and Securitizations (Tables)	12 Months Ended
Mar. 31, 2011
Assets and Liabilities of Consolidated VIEs

The following table presents the balances of the assets and liabilities of consolidated VIEs at March 31, 2010 and 2011.

	Yen (millions)
	2010	2011
Finance subsidiaries-receivables, net	¥351,386	¥500,208
Restricted cash *[1]	5,653	7,931
Other assets	1,232	1,688

Total assets	¥358,271	¥509,827

Secured debt *[2]	¥348,684	¥495,695
Other liabilities	257	532

Total liabilities	¥348,941	¥496,227

*[1]	Restricted cash as collateral for the payment of the related secured debt obligation was included in investment and advances-other on the consolidated balance sheet.

*[2]	Secured debt was included in short-term and long-term debt on the consolidated balance sheet.

Retained Interests in Securitizations

Retained interests in securitizations were comprised of the following at March 31, 2010 and 2011:

	Yen (millions)
	2010	2011
Subordinated certificates	¥19,556	¥—
Residual interests	7,999	—

Total	¥27,555	¥—

Key Economic Assumptions used in Estimating the Fair Values at the Date of Securitizations

Key economic assumptions used in initially estimating the fair values at the date of the securitizations during each of the years in the three-year period ended March 31, 2011 are as follows:

	2009	2010	2011
Weighted average life (years)	1.22 to 1.53	—	—
Prepayment speed	1.30%	—	—
Expected credit losses	0.27% to 1.32%	—	—
Residual cash flows discount rate	6.53% to 40.13%	—	—

Significant Assumptions used in Estimating the Retained Interest in Securitizations

At March 31, 2010 and 2011, the significant assumptions used in estimating the retained interest in securitizations are as follows:

	Weighted average assumption
	2010	2011
Prepayment speed	1.31%	—
Expected credit losses	0.44%	—
Residual cash flows discount rate	6.53%	—

Quantitative Information about Balances of Outstanding Securitized Portfolios

The following table presents quantitative information about balances of outstanding securitized portfolios as of March 31, 2010 and 2011.

	Yen (millions)
	2010	2011
Securitized receivables
Retail	¥263,222	¥—